Investment Portfolioas of September 30, 2025 (Unaudited)
DWS High Income VIP
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 92.0%
Communication Services 17.5%
Altice France SA:
REG S, 3.375%, 1/15/2028	EUR	200,000	201,937
144A, 5.5%, 1/15/2028		200,000	176,000
AMC Networks, Inc., 144A, 10.5%, 7/15/2032		85,000	89,882
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028		95,000	93,127
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		105,000	99,164
144A, 5.375%, 6/1/2029		570,000	566,199
144A, 6.375%, 9/1/2029		205,000	207,816
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028 (b)		120,000	119,782
Cogent Communications Group LLC, 144A, 7.0%, 6/15/2027		175,000	174,534
CommScope LLC, 144A, 4.75%, 9/1/2029		60,000	59,615
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		120,000	119,057
CSC Holdings LLC, 144A, 4.125%, 12/1/2030		520,000	340,525
DirecTV Financing LLC, 144A, 8.875%, 2/1/2030		250,000	247,389
Discovery Communications LLC, 4.125%, 5/15/2029		225,000	216,562
DISH DBS Corp.:
144A, 5.75%, 12/1/2028 (b)		230,000	220,487
7.375%, 7/1/2028		45,000	41,465
DISH Network Corp., 144A, 11.75%, 11/15/2027		395,000	418,011
EchoStar Corp.:
6.75%, 11/30/2030, PIK		171,125	176,421
10.75%, 11/30/2029		170,000	187,029
EW Scripps Co., 144A, 9.875%, 8/15/2030		30,000	28,159
Gray Media, Inc., 144A, 7.25%, 8/15/2033		65,000	64,412
Hughes Satellite Systems Corp., 6.625%, 8/1/2026 (b)		30,000	28,529
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028		185,000	172,972
144A, 4.875%, 6/15/2029		80,000	75,208
144A, 6.875%, 6/30/2033		54,000	55,036
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031		240,000	217,518
144A, 4.625%, 6/1/2028		135,000	132,614
Maya SAS, 144A, 7.0%, 10/15/2028		200,000	203,206
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031		185,000	192,206
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (b)		40,000	35,239
Snap, Inc., 144A, 6.875%, 3/15/2034		101,000	102,225
TEGNA, Inc.:
4.625%, 3/15/2028		150,000	147,098
5.0%, 9/15/2029		90,000	89,535
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		200,000	198,396
Univision Communications, Inc.:
144A, 4.5%, 5/1/2029		45,000	42,445
144A, 8.0%, 8/15/2028		240,000	248,693
144A, 9.375%, 8/1/2032		41,000	43,692
Viasat, Inc., 144A, 6.5%, 7/15/2028		120,000	117,287
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	341,100

Virgin Media Vendor Financing Notes IV DAC, 144A, 5.0%, 7/15/2028		200,000	195,910
Vodafone Group PLC, 7.0%, 4/4/2079		265,000	279,985
VZ Vendor Financing II BV, REG S, 2.875%, 1/15/2029	EUR	100,000	110,676
Warnermedia Holdings, Inc.:
Series WI, 4.054%, 3/15/2029		90,000	86,850
5.05%, 3/15/2042		150,000	119,748
Windstream Services LLC:
144A, 7.5%, 10/15/2033 (c)		154,000	153,958
144A, 8.25%, 10/1/2031		148,000	153,310
Ziggo BV, 144A, 4.875%, 1/15/2030		200,000	188,771
			7,579,780
Consumer Discretionary 12.4%
Avis Budget Car Rental LLC, 144A, 8.375%, 6/15/2032		82,000	85,768
Avis Budget Finance PLC, REG S, 7.0%, 2/28/2029	EUR	120,000	144,884
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 144A, 9.5%, 7/1/2032		123,000	128,735
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031 (b)		289,000	278,598
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		65,000	62,888
Carnival Corp.:
144A, 5.75%, 8/1/2032		210,000	213,712
144A, 5.875%, 6/15/2031		524,000	536,965
Carvana Co., 144A, 14.0% PIK until 8/15/25; 9.0% cash until 6/1/2031		64,550	73,085
Crocs, Inc., 144A, 4.25%, 3/15/2029		110,000	105,416
K Hovnanian Enterprises, Inc., 144A, 8.0%, 4/1/2031		82,000	84,085
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030		147,000	149,836
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		200,000	189,923
Marriott Ownership Resorts, Inc., 4.75%, 1/15/2028		195,000	191,823
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		200,000	196,138
Michaels Companies, Inc., 144A, 5.25%, 5/1/2028		130,000	119,653
NCL Corp., Ltd.:
144A, 6.25%, 9/15/2033		124,000	124,642
144A, 6.75%, 2/1/2032		129,000	132,668
Nissan Motor Acceptance Co. LLC:
144A, 1.85%, 9/16/2026		135,000	130,129
144A, 2.75%, 3/9/2028		140,000	131,357
144A, 5.55%, 9/13/2029		110,000	109,484
144A, 6.125%, 9/30/2030		50,000	50,017
QXO Building Products, Inc., 144A, 6.75%, 4/30/2032		113,000	117,000
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	200,000	229,776
144A, 5.125%, Perpetual (b)		200,000	198,946
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		161,000	163,147
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		56,000	56,885
Staples, Inc.:
144A, 10.75%, 9/1/2029		141,000	139,416
144A, 12.75%, 1/15/2030		25,000	20,070
Tenneco, Inc., 144A, 8.0%, 11/17/2028		80,000	80,146
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		210,000	211,560
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		170,000	179,773
Wayfair LLC, 144A, 7.75%, 9/15/2030		45,000	47,194
Whirlpool Corp., 6.5%, 6/15/2033		64,000	63,868
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		465,000	453,929
ZF North America Capital, Inc., 144A, 6.875%, 4/14/2028		150,000	152,075
			5,353,591
Consumer Staples 1.2%
C&S Group Enterprises LLC, 144A, 5.0%, 12/15/2028		85,000	76,889
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032 (b)		42,000	45,343

KeHE Distributors LLC, 144A, 9.0%, 2/15/2029	110,000	115,737
Post Holdings, Inc., 144A, 5.5%, 12/15/2029	125,000	124,501
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031	160,000	160,034
		522,504
Energy 17.2%
Aethon United BR LP, 144A, 7.5%, 10/1/2029	295,000	307,654
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032	166,000	169,398
144A, 6.625%, 7/15/2033	247,000	251,115
Blue Racer Midstream LLC, 144A, 7.25%, 7/15/2032	165,000	173,525
Buckeye Partners LP:
144A, 6.75%, 2/1/2030	171,000	177,609
144A, 6.875%, 7/1/2029	130,000	134,728
Caturus Energy LLC, 144A, 8.5%, 2/15/2030	120,000	124,940
Civitas Resources, Inc.:
144A, 8.625%, 11/1/2030	40,000	41,427
144A, 8.75%, 7/1/2031	65,000	66,593
144A, 9.625%, 6/15/2033	146,000	154,206
Comstock Resources, Inc., 144A, 6.75%, 3/1/2029	165,000	164,730
Crescent Energy Finance LLC:
144A, 7.375%, 1/15/2033	90,000	87,630
144A, 7.625%, 4/1/2032	145,000	143,998
Excelerate Energy LP, 144A, 8.0%, 5/15/2030	188,000	200,120
Genesis Energy LP:
8.0%, 5/15/2033	65,000	67,987
8.25%, 1/15/2029	210,000	219,012
Global Partners LP:
144A, 7.125%, 7/1/2033	81,000	83,024
144A, 8.25%, 1/15/2032	100,000	105,466
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029	73,000	74,912
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	110,000	111,184
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032	185,000	192,035
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	61,000	62,612
Kodiak Gas Services LLC:
144A, 6.5%, 10/1/2033	64,000	65,163
144A, 7.25%, 2/15/2029	235,000	243,851
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029	146,000	144,712
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031	198,000	194,022
NGL Energy Operating LLC, 144A, 8.125%, 2/15/2029	165,000	169,177
NuStar Logistics LP, 6.375%, 10/1/2030	370,000	383,170
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	200,000	207,653
SM Energy Co., 144A, 7.0%, 8/1/2032	44,000	44,034
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	102,000	102,502
Sunoco LP:
4.5%, 5/15/2029	85,000	82,921
4.5%, 4/30/2030	230,000	221,455
144A, 5.875%, 3/15/2034	43,000	42,628
144A, 6.25%, 7/1/2033	112,000	113,998
144A, 7.875%, Perpetual	87,000	88,367
TransMontaigne Partners LLC, 144A, 8.5%, 6/15/2030	66,000	68,773
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	61,462	63,221
Transocean International Ltd.:
144A, 7.875%, 10/15/2032 (c)	152,000	152,000
144A, 8.0%, 2/1/2027	37,000	36,949
144A, 8.75%, 2/15/2030	82,500	86,804
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	16,190	16,589

USA Compression Partners LP:
144A, 6.25%, 10/1/2033		140,000	140,536
6.875%, 9/1/2027		195,000	194,956
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033		80,000	72,082
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030 (b)		127,000	131,415
144A, 9.0%, Perpetual		42,000	41,625
144A, 9.5%, 2/1/2029		105,000	115,713
144A, 9.875%, 2/1/2032		210,000	228,632
Venture Global Plaquemines LNG LLC:
144A, 6.75%, 1/15/2036		170,000	180,570
144A, 7.75%, 5/1/2035		340,000	383,761
Vital Energy, Inc.:
144A, 7.875%, 4/15/2032		85,000	82,513
9.75%, 10/15/2030		45,000	46,983
WBI Operating LLC, 144A, 6.5%, 10/15/2033 (c)		164,000	163,590
			7,424,270
Financials 7.9%
Acrisure LLC, 144A, 6.75%, 7/1/2032		214,000	220,352
Alliant Holdings Intermediate LLC:
144A, 4.25%, 10/15/2027		135,000	132,759
144A, 6.5%, 10/1/2031		99,000	101,221
Ardonagh Finco Ltd.:
REG S, 6.875%, 2/15/2031	EUR	145,000	175,961
144A, 6.875%, 2/15/2031	EUR	100,000	121,352
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028		200,000	200,356
CrossCountry Intermediate HoldCo LLC, 144A, 6.5%, 10/1/2030		164,000	164,603
EZCORP, Inc., 144A, 7.375%, 4/1/2032		210,000	223,751
FirstCash, Inc.:
144A, 4.625%, 9/1/2028		150,000	147,068
144A, 6.875%, 3/1/2032		70,000	72,353
Freedom Mortgage Corp., 144A, 12.0%, 10/1/2028		80,000	84,800
Freedom Mortgage Holdings LLC:
144A, 8.375%, 4/1/2032		89,000	93,285
144A, 9.25%, 2/1/2029		70,000	73,652
goeasy Ltd., 144A, 9.25%, 12/1/2028		155,000	161,783
HUB International Ltd., 144A, 5.625%, 12/1/2029		195,000	194,804
Icahn Enterprises LP, 9.75%, 1/15/2029		55,000	55,509
Nationstar Mortgage Holdings, Inc., 144A, 5.5%, 8/15/2028		140,000	140,000
Navient Corp., 5.0%, 3/15/2027		90,000	89,594
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		220,000	228,826
PennyMac Financial Services, Inc., 144A, 7.125%, 11/15/2030		165,000	171,808
Starwood Property Trust, Inc.:
(REIT), 5.25%, 10/15/2028 (c)		120,000	120,035
144A, (REIT), 6.0%, 4/15/2030		140,000	142,128
144A, (REIT), 6.5%, 10/15/2030		196,000	202,462
UWM Holdings LLC, 144A, 6.25%, 3/15/2031		109,000	108,481
			3,426,943
Health Care 5.2%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		200,000	205,010
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027		80,000	79,200
Bausch Health Companies, Inc.:
144A, 5.0%, 2/15/2029		50,000	37,500
144A, 11.0%, 9/30/2028		140,000	145,603

Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		455,000	430,885
144A, 4.0%, 3/15/2031		80,000	74,509
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		115,000	99,446
144A, 5.25%, 5/15/2030		90,000	81,418
144A, 6.0%, 1/15/2029		20,000	19,413
144A, 6.875%, 4/15/2029		100,000	79,500
Embecta Corp., 144A, 5.0%, 2/15/2030 (b)		85,000	80,492
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029		155,000	136,282
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029		45,000	42,863
144A, 8.375%, 2/15/2032		171,000	182,236
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		175,000	170,668
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029		170,000	176,800
Tenet Healthcare Corp., 6.875%, 11/15/2031		85,000	92,130
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/2036		105,000	109,943
			2,243,898
Industrials 7.8%
Albion Financing 1 SARL, 144A, 7.0%, 5/21/2030		200,000	206,860
American Airlines, Inc., 144A, 5.5%, 4/20/2026		68,750	68,780
ATS Corp., 144A, 4.125%, 12/15/2028		220,000	210,781
Enviri Corp., 144A, 5.75%, 7/31/2027		145,000	143,824
FTAI Aviation Investors LLC, 144A, 7.0%, 5/1/2031		110,000	115,066
Hillenbrand, Inc., 3.75%, 3/1/2031		455,000	428,907
JetBlue Airways Corp., 144A, 9.875%, 9/20/2031		85,000	86,213
Moog, Inc., 144A, 4.25%, 12/15/2027		486,000	478,569
Roller Bearing Company of America, Inc., 144A, 4.375%, 10/15/2029		180,000	174,824
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	144,344
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		90,000	94,790
Stena International SA, 144A, 7.25%, 1/15/2031		400,000	407,808
Stonepeak Nile Parent LLC, 144A, 7.25%, 3/15/2032		103,000	108,462
TransDigm, Inc.:
144A, 6.375%, 3/1/2029		30,000	30,672
144A, 6.375%, 5/31/2033		405,000	409,553
144A, 6.75%, 1/31/2034		55,000	56,868
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029		80,000	80,209
Williams Scotsman, Inc., 144A, 4.625%, 8/15/2028		140,000	137,647
			3,384,177
Information Technology 3.3%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	100,000	125,087
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		100,000	106,075
144A, 9.0%, 9/30/2029		315,000	326,720
CoreWeave, Inc.:
144A, 9.0%, 2/1/2031		63,000	64,567
144A, 9.25%, 6/1/2030		129,000	133,231
McAfee Corp., 144A, 7.375%, 2/15/2030		135,000	125,225
NCR Voyix Corp., 144A, 5.0%, 10/1/2028		95,000	93,581
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		130,000	127,620
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		155,000	142,301
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		85,000	82,776
UKG, Inc., 144A, 6.875%, 2/1/2031		95,000	98,024
			1,425,207

Materials 14.2%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		200,000	210,236
Alumina Pty. Ltd., 144A, 6.375%, 9/15/2032		239,000	245,007
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	100,000	108,237
Ashland, Inc., 144A, 3.375%, 9/1/2031		385,000	341,022
Avient Corp., 144A, 6.25%, 11/1/2031		242,000	245,757
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		150,000	142,111
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		120,000	127,239
Capstone Copper Corp., 144A, 6.75%, 3/31/2033		255,000	262,657
Celanese U.S. Holdings LLC, 7.2%, 11/15/2033		135,000	140,346
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032		94,000	98,280
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		46,000	42,946
144A, 6.875%, 11/1/2029		60,000	61,144
144A, 7.625%, 1/15/2034		85,000	87,584
Compass Minerals International, Inc., 144A, 8.0%, 7/1/2030		60,000	62,711
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028 (b)		150,000	124,949
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		480,000	465,183
First Quantum Minerals Ltd.:
144A, 7.25%, 2/15/2034		200,000	206,791
144A, 8.0%, 3/1/2033		200,000	211,171
Fortescue Treasury Pty. Ltd., 144A, 4.375%, 4/1/2031		80,000	76,379
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		225,000	224,723
Iris Holding, Inc., 144A, 10.0%, 12/15/2028		60,000	54,187
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031		135,000	127,242
LABL, Inc., 144A, 9.5%, 11/1/2028		80,000	67,963
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026		115,000	114,326
Mineral Resources Ltd.:
144A, 8.0%, 11/1/2027		65,000	66,254
144A, 8.125%, 5/1/2027		60,000	59,998
144A, 9.25%, 10/1/2028		60,000	62,869
New Gold, Inc., 144A, 6.875%, 4/1/2032		218,000	228,338
Novelis Corp., 144A, 4.75%, 1/30/2030		245,000	236,344
Olin Corp.:
5.0%, 2/1/2030		190,000	185,597
144A, 6.625%, 4/1/2033		92,000	92,475
Olympus Water U.S. Holding Corp., 144A, 7.25%, 2/15/2033 (c)		384,000	384,400
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028		145,000	141,695
SCIL IV LLC, 144A, 5.375%, 11/1/2026		400,000	399,677
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		95,000	100,619
Toucan FinCo Ltd., 144A, 9.5%, 5/15/2030		150,000	146,939
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		60,000	63,975
Tronox, Inc., 144A, 4.625%, 3/15/2029		155,000	101,098
			6,118,469
Real Estate 3.6%
Iron Mountain, Inc., 144A, (REIT), 5.25%, 7/15/2030		245,000	242,297
MPT Operating Partnership LP, 144A, (REIT), 8.5%, 2/15/2032		135,000	143,446
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029		305,000	297,374
Rithm Capital Corp.:
144A, (REIT), 8.0%, 4/1/2029		35,000	35,824
144A, (REIT), 8.0%, 7/15/2030		129,000	132,064
Service Properties Trust, (REIT), Zero Coupon , 9/30/2028		128,000	112,836
Uniti Group LP, 144A, (REIT), 6.5%, 2/15/2029		95,000	89,218
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		530,000	519,094
			1,572,153

Utilities 1.7%
Electricite de France SA, 144A, 9.125%, Perpetual	200,000	231,744
NRG Energy, Inc., 144A, 3.625%, 2/15/2031	70,000	64,717
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	205,000	199,799
Vistra Corp., 144A, 7.0%, Perpetual	240,000	243,665
		739,925
Total Corporate Bonds (Cost $39,108,595)		39,790,917

Convertible Bonds 1.0%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (b) (Cost $453,349)	465,000	453,375

Loan Participations and Assignments 2.3%
Senior Loans (d)
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.318%, 10/31/2027	153,196	129,259
CP Atlas Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.413%, 7/8/2030	45,000	44,213
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 10.015%, 6/30/2028	24,860	25,176
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.174%, 2/1/2029	106,315	106,581
Lumen Technologies, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.628%, 4/16/2029	434,289	432,178
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.916%, 8/1/2030	246,981	247,496
Total Loan Participations and Assignments (Cost $993,039)		984,903

	Shares	Value ($)

Exchange-Traded Funds 4.1%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF (b)	5,000	196,250
iShares Broad USD High Yield Corporate Bond ETF	10,000	377,800
SPDR Portfolio High Yield Bond ETF (b)	50,000	1,197,000
Total Exchange-Traded Funds (Cost $1,750,772)		1,771,050

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	287	1,797

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $244,285)	1,100	5,055

Securities Lending Collateral 6.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (f) (g) (Cost $2,794,229)	2,794,229	2,794,229

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 4.18% (f) (Cost $584,426)	584,426	584,426

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $45,928,695)	107.3	46,385,752
Other Assets and Liabilities, Net	(7.3)	(3,153,708)
Net Assets	100.0	43,232,044

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 6.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (f) (g)
3,309,210	—	514,981 (h)	—	—	14,620	—	2,794,229	2,794,229
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 4.18% (f)
813,571	17,606,384	17,835,529	—	—	29,109	—	584,426	584,426
4,122,781	17,606,384	18,350,510	—	—	43,729	—	3,378,655	3,378,655

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $2,714,086, which is 6.3% of net assets.

(c)	When-issued security.
(d)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,061,119	USD	1,241,906	10/31/2025	(6,326)	State Street Bank and Trust

Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$39,790,917	$—	$39,790,917
Convertible Bonds	—	453,375	—	453,375
Loan Participations and Assignments	—	984,903	—	984,903
Exchange-Traded Funds	1,771,050	—	—	1,771,050
Common Stocks	1,797	—	—	1,797
Warrants	—	—	5,055	5,055
Short-Term Investments (a)	3,378,655	—	—	3,378,655
Total	$5,151,502	$41,229,195	$5,055	$46,385,752

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(6,326)	$—	$(6,326)
Total	$—	$(6,326)	$—	$(6,326)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
VS2HI-PH3